Equity and Other Equity Items - Schedule of Dividends Declared and Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Equity [abstract]
Dividends	¥ 140,365	¥ 142,387	¥ 141,859	¥ 141,860	¥ 141,858	¥ 141,857	¥ 140,836
Dividends (in JPY per share)	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00